19. BONDS PAYABLE AND PROMISSORY NOTES	12 Months Ended
Dec. 31, 2017
Bonds Payable And Promissory Notes
19. BONDS PAYABLE AND PROMISSORY NOTES

-	On November 14, 2012 the Company issued bonds for a total of UF 1,500,000 corresponding to the F series issued by the Viña Concha y Toro S.A. with a charge to the line of bonds registered in the Securities Register of the SVS under number 574 dated March 23, 2009.

The bonds issued indicated above was performed as per the following detail:

-	UF 1,500,000 placed with charge to F Series, at a term of 6 years amortizable on a semi-annual basis with three-year grace period. The issuance effective rate is UF + 3.63%.

-	On September 11, 2014, the Company issued bonds for a total of UF 2,000,000 corresponding to the J and K series issued by the Viña Concha y Toro S.A. with charge to the line of bonds registered in the Securities Register of the SVS under number 575 dated March 23, 2009.

The bonds issued indicated above was performed as per the following detail:

-	UF 1,000,000 placed with charge to Series J, at a term of 6 years amortizable on a semi-annual basis with 3-yeare grace period. The issuance effective rate is UF + 2.18%, and,

-	UF 1,000,000 placed with charge to K Series, at a term of 24 years amortizable on a semi-annual basis with 10-yeare grace period. The issuance effective rate is UF + 3.49%.

-	On November 3, 2016, the Company issued bonds for a total of UF 2,000,000 corresponding to the N series issued by the Viña Concha y Toro S.A. with charge to the line of bonds registered in the Securities Register of the SVS under number 841 dated October 12, 2016.

The bonds issued indicated above was realized as per the following detail:

-	UF 2,000,000 placed with charge to Series N, at a term of 25 years amortizable on a semi-annual basis with 20-year grace period. The issuance effective rate is UF + 2.69%.

Bonds payable and promissory notes are detailed as follows:

a)	Bonds payable and promissory notes, current as of December 31, 2017

										Maturities
Debtor entity Tax ID No.	Name of debtor entity	Country of the debtor company	Tax ID No. of creditor entity	Name of creditor entity	Country of creditor company	Type of currency or adjustment unit	Type of amortization	Effective rate	Nominal rate	Up to 90 days ThCh$	90 days to 1 year ThCh$	Total ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.78%	3.50%	6,770,141	6,699,548	13,469,689
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	2.29%	2.50%	9,152,339	—	9,152,339
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.53%	3.30%	289,152	—	289,152
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco Bice	Chile	U.F.	Semiannual	2.75%	2.40%	233,548	—	233,548
Total										16,445,180	6,699,548	23,144,728

b)	Bonds payable and promissory notes, non-current as of December 31, 2017

										Maturities
Debtor entity Tax ID No.	Name of debtor entity	Country of the debtor company	Tax ID No. of creditor entity	Name of creditor entity	Country of creditor company	Type of currency or adjustment unit	Type of amortization	Effective rate	Nominal rate	1 to 2 years ThCh$	2 to 3 years ThCh$	3 to 4 years ThCh$	4 to 5 years ThCh$	Over 5 years ThCh$	Total ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.78%	3.50%	—	—	—	—	—	—
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	2.29%	2.50%	8,932,710	8,932,720	—	—	—	17,865,430
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.53%	3.30%	—	—	—	—	26,798,140	26,798,140
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco Bice	Chile	U.F.	Semiannual	2.75%	2.40%	—	—	—	—	53,596,280	53,596,280
Total										8,932,710	8,932,720	—	—	80,394,420	98,259,850

c)	Bonds payable and promissory notes, current as of December 31, 2016

										Maturities
Debtor entity Tax ID No.	Name of debtor entity	Country of the debtor company	Tax ID No. of creditor entity	Name of creditor entity	Country of creditor company	Type of currency or adjustment unit	Type of amortization	Effective rate	Nominal rate	Up to 90 days ThCh$	90 days to 1 year ThCh$	Total ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.78%	3.50%	6,725,836	6,586,992	13,312,828
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	2.29%	2.50%	215,940		215,940
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.53%	3.30%	284,295		284,295
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco Bice	Chile	U.F.	Semiannual	2.75%	2.40%	229,625		229,625
Total										7,455,696	6,586,992	14,042,688

d)	Bonds payable and promissory notes, non-current as of December 31, 2016

										Maturities
Debtor entity Tax ID No.	Name of debtor entity	Country of the debtor company	Tax ID No. of creditor entity	Name of creditor entity	Country of creditor company	Type of currency or adjustment unit	Type of amortization	Effective rate	Nominal rate	1 to 2 years ThCh$	2 to 3 years ThCh$	3 to 4 years ThCh$	4 to 5 years ThCh$	Over 5 years ThCh$	Total ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.78%	3.50%	13,174,001	—	—	—	—	13,174,001
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	2.29%	2.50%	—	8,782,657	8,782,656	8,782,666	—	26,347,979
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Semiannual	3.53%	3.30%	—	—	—	—	26,347,980	26,347,980
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco Bice	Chile	U.F.	Semiannual	2.75%	2.40%	—	—	—	—	52,695,960	52,695,960
Total										13,174,001	8,782,657	8,782,656	8,782,666	79,043,940	118,565,920

Bonds payable and promissory notes correspond to the issuance in Chile of Bonds in UF. These are presented valued at the principal value plus accrued interests at year-end.

e)	Issuance Expenses and Placement of equity and debt securities

Issuance expenses net of amortization as of December 31, 2017 and 2016 amount to ThCh$986,910 and ThCh$1,097,113, respectively. In addition, as issuance expenses all disbursements due to reports of Risk Rating Agencies, legal and financial advisories, taxes, printing house and placement commissions are included.

As of December 31, 2017 and 2016, the amortization amounts to ThCh$124,161 and ThCh$109,192, respectively.